Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Defined Contribution Plan [Abstract]
Schedule of changes in benefit obligations
(in thousands)	2021	2020
Benefit obligation at beginning of year	$—	$—
Addition due to Business Combinations	3,567	—
Service cost	11	—
Interest cost	27	—
Net actuarial (gain) loss	(917)	—
Net benefits paid	(71)	—
Benefit obligation at end of year	$2,617	$—

Schedule of consolidated balance sheet
(in thousands)	2021	2020
Accrued benefit liability	$2,617	$—

Schedule of net periodic benefit costs recognized
(in thousands)	2021	2020
Service cost	$11	$—
Interest cost	27	—
Net actuarial (gain) loss	(917)	—
Net periodic benefit cost	$(879)	$—

Schedule of estimated future benefit payments
(in thousands)
2022	$206
2023	162
2024	150
2025	142
2026	147
2027 to 2031	745